Derivative Financial Instruments and Off-balance-sheet Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments and Off-balance-sheet Financial Instruments [Abstract]
Derivative Financial Instruments and Off-balance-sheet Financial Instruments
7.	Derivative Financial Instruments and Off-balance-sheet Financial Instruments

The Company uses derivatives to manage risks with certain assets arising from the potential adverse impacts from changes in risk-free interest rates and foreign currency fluctuations. The Company does not use derivatives for speculative purposes. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps and caps are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses foreign currency swaps primarily to reduce the foreign currency risk associated with holding foreign currency denominated investments. The Company also has a reinsurance treaty that is recorded as a derivative instrument, under which it primarily cedes reinvestment related risk on its structured settlement annuities to ALIC.

The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company’s primary embedded derivatives are guaranteed minimum accumulation and withdrawal benefits in reinsured variable annuity contracts; equity options in life product contracts, which provide equity returns to contractholders; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Statements of Financial Position.

For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income. For embedded derivatives in fixed income securities, net income includes the change in fair value of the embedded derivative and accretion income related to the host instrument.

Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2011. None of these derivatives are designated as accounting hedging instruments.

	Asset derivatives
($ in thousands)	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other investments	$52,000	$—	$—	$—
Embedded derivative financial instruments
Conversion options	Fixed income securities	1,000	96	96	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	16,869	16,869	—

Total asset derivatives		$53,000	$16,965	$16,965	$—

	Liability derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$176,500	$(2,867)	$38	$(2,905)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	164,425	(18,656)	—	(18,656)
Guaranteed withdrawal benefits	Contractholder funds	33,458	(3,042)	—	(3,042)
Equity-indexed options in life product contracts	Contractholder funds	4,143	(156)	—	(156)

Total liability derivatives		378,526	(24,721)	$38	$(24,759)

Total derivatives		$431,526	$(7,756)

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2010. None of these derivatives are designated as accounting hedging instruments.

	Asset derivatives
($ in thousands)	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other investments	$57,600	$411	$444	$(33)
Embedded derivative financial instruments
Conversion options	Fixed income securities	2,000	124	124	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	(4,870)	(4,870)	—

Total asset derivatives		$59,600	$(4,335)	$(4,302)	$(33)

	Liability derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$247,500	$(3,422)	$25	$(3,447)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	184,186	(15,128)	—	(15,128)
Guaranteed withdrawal benefits	Contractholder funds	37,736	(2,416)	—	(2,416)

Total liability derivatives		469,422	(20,966)	$25	$(20,991)

Total derivatives		$529,022	$(25,301)

The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for the years ended December 31, 2010 and 2009. There were no cash flow hedges outstanding during 2011.

($ in thousands)	2010	2009
Effective portion
Loss recognized in OCI on derivatives during the period	$—	$(1,107)
Gain recognized in OCI on derivatives during the term of the hedging relationship	—	309
(Loss) gain reclassified from AOCI into income (net investment income)	(2)	57
Gain reclassified from AOCI into income (realized capital gains and losses)	311	276
Ineffective portion and amount excluded from effectiveness testing
Gain recognized in income on derivatives (realized capital gains and losses)	—	—

The following table presents gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Statements of Operations and Comprehensive Income for the years ended December 31.

	Realized capital gains and losses			Contract benefits			Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
($ in thousands)	2011	2010	2009	2011	2010	2009	2011	2011	2010	2009
Interest rate contracts	$(3,153)	$(40,261)	$42,886	$—	$—	$—	$—	$(3,153)	$(40,261)	$42,886
Embedded derivative financial instruments	3	494	—	(4,154)	(4,334)	16,841	(156)	(4,307)	(3,840)	16,841
Other contracts-structured settlement annuity reinsurance agreement	18,246	(3,277)	(6,636)	—	—	—	—	18,246	(3,277)	(6,636)

Total	$15,096	$(43,044)	$36,250	$(4,154)	$(4,334)	$16,841	$(156)	$10,786	$(47,378)	$53,091

The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2011, the Company pledged $4.1 million in securities to counterparties, all of which was collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in thousands)	2011				2010
Rating(1)	Number of counter- parties	Notional amount	Credit exposure (2)	Exposure, net of collateral(2)	Number of counter- parties	Notional amount	Credit exposure (2)	Exposure, net of collateral(2)
A+	—	$—	$—	$—	1	$1,600	$10	$10
A	—	—	—	—	2	56,000	401	401
BBB+	1	52,000	—	—	—	—	—	—

Total	1	$52,000	$—	$—	3	$57,600	$411	$411

(1)	Rating is the lower of S&P or Moody’s ratings.
(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.

Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

Certain of the Company’s derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if the Company’s financial strength credit ratings by Moody’s or S&P fall below a certain level or in the event the Company is no longer rated by both Moody’s and S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on the Company’s financial strength credit ratings by Moody’s or S&P, or in the event the Company is no longer rated by both Moody’s and S&P.

The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in thousands)	2011	2010
Gross liability fair value of contracts containing credit-risk-contingent features	$265	$34
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(38)	(34)

Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$227	$—

Off-balance-sheet financial instruments

The contractual amounts of off-balance-sheet financial instruments relating to commitments to invest in limited partnership interests and commitments to extend mortgage loans totaled $119.2 million and $22.1 million respectively, as of December 31, 2011 and $98.1 million and zero, as of December 31, 2010, respectively. The contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is $221 thousand as of December 31, 2011, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.